Note 1 - Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [line items]
Disclosure of operating segments [text block]
Year ended December 31, 2023	Tubes	Other	Total
Management view - operating income	4,337	129	4,466
Difference in cost of sales			(134)
Differences in selling, general and administrative expenses			(7)
Differences in other operating income (expenses), net			(9)
IFRS - operating income			4,316
Financial income (expense), net			221
Income before equity in earnings of non-consolidated companies and income tax			4,537
Equity in earnings of non-consolidated companies			95
Income before income tax			4,633
Net Sales	14,185	684	14,869
Depreciation and amortization	518	31	549

Year ended December 31, 2022	Tubes	Other	Total
Management view - operating income	2,772	75	2,847
Difference in cost of sales			44
Differences in depreciation and amortization			2
Differences in selling, general and administrative expenses			(4)
Differences in other operating income (expenses), net			74
IFRS - operating income			2,963
Financial income (expense), net			(6)
Income before equity in earnings of non-consolidated companies and income tax			2,957
Equity in earnings of non-consolidated companies			209
Income before income tax			3,166

Net Sales	11,133	630	11,763
Depreciation and amortization	588	20	608

Year ended December 31, 2021	Tubes	Other	Total
Management view - operating income	178	65	243
Difference in cost of sales			473
Differences in depreciation and amortization			(1)
Differences in other operating income (expenses), net			(8)
IFRS - operating income			707
Financial income (expense), net			23
Income before equity in earnings of non-consolidated companies and income tax			730
Equity in earnings of non-consolidated companies			513
Income before income tax			1,243

Net Sales	5,994	528	6,521
Depreciation and amortization	575	20	595

Disclosure of geographical areas [text block]
	North America	South America	Europe	Asia Pacific, Middle East and Africa (*)	Unallocated (**)	Total
Year ended December 31, 2023
Net sales	7,765,130	3,382,495	1,175,581	2,545,654	-	14,868,860
Total assets	11,210,620	3,751,121	2,839,378	1,671,972	1,608,804	21,081,895
Trade receivables, net	1,222,635	447,379	278,077	532,798	-	2,480,889
Property, plant and equipment, net	3,676,352	1,143,752	794,242	463,833	-	6,078,179
Capital expenditures	214,932	246,061	119,820	38,632	-	619,445
Depreciation and amortization	307,139	115,156	74,862	51,353	-	548,510

Year ended December 31, 2022
Net sales	6,902,787	2,550,402	1,000,833	1,308,504	-	11,762,526
Total assets	9,018,386	3,896,403	2,071,624	1,023,187	1,540,646	17,550,246
Trade receivables, net	1,371,717	583,223	202,753	336,247	-	2,493,940
Property, plant and equipment, net	3,548,844	1,031,423	706,539	269,457	-	5,556,263
Capital expenditures	118,644	176,448	62,143	21,211	-	378,446
Depreciation and amortization	348,550	125,324	76,631	57,218	-	607,723

Year ended December 31, 2021
Net sales	3,360,345	1,311,279	742,463	1,107,120	-	6,521,207
Total assets	7,992,946	2,399,448	1,727,573	945,690	1,383,774	14,449,431
Trade receivables, net	652,483	234,800	180,515	231,274	-	1,299,072
Property, plant and equipment, net	3,805,912	984,413	742,461	292,015	-	5,824,801
Capital expenditures	106,118	63,723	43,344	26,333	-	239,518
Depreciation and amortization	307,116	125,781	89,667	72,157	-	594,721

(*) Starting on January 1, 2023, Asia Pacific and Middle East and Africa segments were merged in a single geographical segment.

(**)For 2023, 2022 and 2021 includes Investments in non-consolidated companies. See note 14 to these Consolidated Financial Statements.

Tubes [member]
Disclosure of operating segments [line items]
Segment revenues by market [text block]
Revenues Tubes	2023	2022	2021
Oil & gas	12,488	9,543	4,895
Oil & gas processing plants	818	738	459
Industrial, power and others	879	852	640
Total	14,185	11,133	5,994